Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 33.3%
United States – 33.3%
U.S. Treasury Notes 0.125%, 08/31/2022	U.S.$	53,854	$53,854,000
0.375%, 11/30/2025		96	93,814
1.125%, 09/30/2021(a)		6,966	6,984,503
1.50%, 08/31/2021		13,536	13,567,725
1.625%, 12/31/2021		7,632	7,691,625
2.875%, 11/15/2021		6,713	6,782,873

Total Governments - Treasuries (cost $88,798,401)			88,974,540

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.8%
Non-Agency Fixed Rate CMBS – 3.4%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(b)		185	169,391
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683%, 09/10/2045(b)		600	615,396
Series 2013-GC11, Class AS 3.422%, 04/10/2046		771	799,837
Series 2013-GC11, Class B 3.732%, 04/10/2046		350	364,051
Series 2013-GC11, Class XA 1.505%, 04/10/2046(c)		8,226	151,641
Series 2013-GC15, Class C 5.352%, 09/10/2046		516	540,904
Commercial Mortgage Trust Series 2013-LC6, Class XA 1.455%, 01/10/2046(c)		2,253	31,398
Series 2014-UBS4, Class A5 3.694%, 08/10/2047		750	807,405
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.629%, 02/10/2046(c)		7,473	142,297
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(b)		675	674,968
Series 2012-GC6, Class B 5.86%, 01/10/2045(b)		450	455,508
Series 2012-GCJ7, Class AS 4.085%, 05/10/2045		500	509,548
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		518	531,008
Series 2015-GC28, Class A5 3.396%, 02/10/2048		500	538,635
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (e)		105	104,608
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (e)		125	127,508
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (e)		18	18,401

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.979%, 09/15/2047(c)	U.S.$	9,979	$220,006
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class C 4.777%, 10/15/2045(b)		355	335,437
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		511	517,823
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.475%, 07/15/2049(b)		250	248,957
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A3 2.533%, 12/10/2045		493	494,434
Series 2013-C5, Class C 4.218%, 03/10/2046(b)		505	502,636
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		64	63,501
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class XA 1.662%, 12/15/2045(b) (c)		1,048	19,036

			8,984,334

Non-Agency Floating Rate CMBS – 3.2%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.073% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (f)		225	225,176
BBCMS Mortgage Trust Series 2020-BID, Class A 2.213% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (f)		546	551,105
Beneria Cowen & Pritzer Collateral Funding Corp. Series 2021-330N, Class A 0.899% (LIBOR 1 Month + 0.80%), 06/15/2038(b) (f)		103	102,452
BFLD Trust Series 2021-FPM, Class A 1.70% (LIBOR 1 Month + 1.60%), 06/15/2038(b) (f)		795	795,714
CLNY Trust Series 2019-IKPR, Class D 2.098% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (f)		180	179,208
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.123% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (f)		297	297,271

	Principal Amount (000)		U.S. $ Value

DROP Mortgage Trust Series 2021-FILE, Class A 1.22% (LIBOR 1 Month + 1.15%), 04/15/2026(b) (f)	U.S.$	570	$572,173
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 1.323% (LIBOR 1 Month + 1.25%), 02/15/2038(b) (f)		469	469,006
Great Wolf Trust Series 2019-WOLF, Class A 1.107% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (f)		700	700,434
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.273% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (f)		503	503,438
Series 2019-SMP, Class A 1.223% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (f)		250	250,156
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035 (d)		470	489,305
Invitation Homes Trust Series 2018-SFR1, Class C 1.332% (LIBOR 1 Month + 1.25%), 03/17/2037(b) (f)		880	881,380
Series 2018-SFR3, Class A 1.082% (LIBOR 1 Month + 1.00%), 07/17/2037(b) (f)		206	206,697
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 3.123% (LIBOR 1 Month + 3.05%), 05/15/2036(b) (f)		365	314,338
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.856% (LIBOR 1 Month + 0.78%), 07/15/2033(b) (f)		409	407,261
Series 2019-MILE, Class A 1.573% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (f)		166	165,595
Starwood Retail Property Trust Series 2014-STAR, Class A 1.543% (LIBOR 1 Month + 1.47%), 11/15/2027(b) (f)		859	642,002
VASA Trust Series 2021-VASA, Class A 0.973% (LIBOR 1 Month + 0.90%), 07/15/2039(b) (f)		830	830,249

			8,582,960

	Principal Amount (000)		U.S. $ Value

Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1 2.871%, 02/25/2023	U.S.$	627	$642,433
Government National Mortgage Association Series 2006-51, Class IO 0.96%, 08/16/2046(c)		342	855

			643,288

Total Commercial Mortgage-Backed Securities (cost $18,530,287)			18,210,582

ASSET-BACKED SECURITIES – 6.6%
Autos - Fixed Rate – 4.6%
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A2A 1.10%, 03/20/2023		118	118,560
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	189,040
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		622	627,326
CPS Auto Receivables Trust Series 2020-C, Class B 1.01%, 01/15/2025(b)		603	605,638
Series 2021-A, Class C 0.83%, 09/15/2026(b)		635	634,503
Series 2021-B, Class C 1.23%, 03/15/2027(b)		389	388,654
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(b)		371	370,194
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		220	220,812
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(b)		760	759,375
Series 2021-2A, Class C 1.10%, 02/16/2027(b)		185	185,581
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026		540	539,594
Exeter Automobile Receivables Trust Series 2019-3A, Class B 2.58%, 08/15/2023(b)		93	92,901
Series 2020-3A, Class C 1.32%, 07/15/2025		477	481,778
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(b)		650	674,402

	Principal Amount (000)		U.S. $ Value

Series 2020-1A, Class A 1.49%, 01/15/2025(b)	U.S.$	108	$108,882
Series 2021-1A, Class C 1.17%, 03/15/2027(b)		351	350,799
Flagship Credit Auto Trust Series 2019-4, Class B 2.53%, 11/17/2025(b)		590	604,820
Series 2020-4, Class C 1.28%, 02/16/2027(b)		615	618,050
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(b)		202	202,782
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(b)		229	228,093
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(b)		52	52,702
Series 2019-2A, Class A 3.42%, 05/25/2025(b)		48	47,720
JPMorgan Chase Bank, NA Series 2021-1, Class B 0.875%, 09/25/2028(b)		829	829,069
Series 2020-1, Class C 1.389%, 01/25/2028(b)		517	519,815
Series 2020-2, Class D 1.487%, 02/25/2028(b)		204	205,088
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(b)		727	725,068
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	429,306
Westlake Automobile Receivables Trust Series 2020-3A, Class C 1.24%, 11/17/2025(b)		657	663,049
Series 2021-1A, Class C 0.95%, 03/16/2026(b)		837	836,837

			12,310,438

Other ABS - Fixed Rate – 1.8%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(b)		206	207,834
Series 2021-A, Class A 0.88%, 08/15/2025(b)		479	479,688
Series 2021-Z1, Class A 1.07%, 08/15/2025(b)		290	290,122
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(b)		811	809,589

	Principal Amount (000)		U.S. $ Value

Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)	U.S.$	100	$101,445
Crossroads Asset Trust Series 2021-A, Class B 1.12%, 06/20/2025(b)		172	172,058
FREED ABS Trust Series 2021-2, Class A 0.68%, 06/19/2028(b)		518	518,049
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		872	978,313
Marlette Funding Trust Series 2019-1A, Class A 3.44%, 04/16/2029(b)		21	21,420
Series 2019-3A, Class A 2.69%, 09/17/2029(b)		45	45,295
Series 2020-1A, Class A 2.24%, 03/15/2030(b)		23	22,954
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(b)		226	232,542
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(b)		17	17,438
SoFi Consumer Loan Program Trust Series 2019-3, Class A 2.90%, 05/25/2028(b)		52	52,138
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		492	494,435
Series 2021-1, Class A 0.87%, 03/20/2031(b)		191	191,714

			4,635,034

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(b)		555	559,677

Total Asset-Backed Securities (cost $17,418,683)			17,505,149

INFLATION-LINKED SECURITIES – 6.2%
United States – 6.2%
U.S. Treasury Inflation Index 0.125%, 10/15/2024 (TIPS)		2,477	2,669,402
0.25%, 01/15/2025 (TIPS)		12,833	13,891,909

Total Inflation-Linked Securities (cost $16,396,841)			16,561,311

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 5.4%
Financial Institutions – 3.3%
Banking – 2.3%
BPCE SA 5.70%, 10/22/2023(b)	U.S.$	660	$731,432
Citigroup, Inc. 3.106%, 04/08/2026		346	370,165
3.142%, 01/24/2023		650	659,789
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	310,059
Credicorp Ltd. 2.75%, 06/17/2025(b)		389	392,355
Danske Bank A/S 3.244%, 12/20/2025(b)		525	558,778
Deutsche Bank AG/New York NY 3.95%, 02/27/2023		234	245,639
Goldman Sachs Group, Inc. (The) 3.75%, 05/22/2025		222	242,910
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022		1,000	1,020,160
NatWest Markets PLC 3.625%, 09/29/2022(b)		825	857,992
Standard Chartered PLC 0.991%, 01/12/2025(b)		621	619,541
UBS AG/London 1.75%, 04/21/2022(b)		212	214,334

			6,223,154

Finance – 0.6%
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		273	272,995
3.875%, 05/01/2023(b)		214	224,120
5.50%, 12/15/2024(b)		65	73,537
Azure Orbit IV International Finance Ltd. 3.75%, 01/25/2023(b)		900	932,022

			1,502,674

Insurance – 0.2%
Metropolitan Life Global Funding I 2.40%, 06/17/2022(b)		650	663,578

REITS – 0.2%
Vornado Realty LP 2.15%, 06/01/2026		426	432,130

			8,821,536

Industrial – 2.0%
Capital Goods – 0.1%
John Deere Capital Corp. 3.20%, 01/10/2022		236	239,736

Communications - Media – 0.2%
Walt Disney Co. (The) 3.35%, 03/24/2025		561	610,088

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(b)	U.S.$	585	$625,792

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	409,569
3.20%, 08/08/2024		227	238,223

			647,792

Consumer Non-Cyclical – 0.7%
BAT International Finance PLC 1.668%, 03/25/2026		740	740,918
Cencosud SA 5.15%, 02/12/2025(b)		481	530,693
Sigma Alimentos SA de CV 4.125%, 05/02/2026(b)		491	531,507

			1,803,118

Energy – 0.2%
BP Capital Markets America, Inc. 2.937%, 04/06/2023		454	473,531

Technology – 0.3%
International Business Machines Corp. 2.85%, 05/13/2022		675	690,646

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025		279	318,702

			5,409,405

Utility – 0.1%
Electric – 0.1%
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		230	244,387

Total Corporates - Investment Grade (cost $14,217,852)			14,475,328

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%
Risk Share Floating Rate – 2.6%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 03/25/2029(b) (f)		400	400,000
Series 2019-3A, Class M1B 1.692% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (f)		260	260,272
Series 2020-2A, Class M1B 3.292% (LIBOR 1 Month + 3.20%), 08/26/2030(b) (f)		220	221,878
Series 2021-1A, Class M1B 2.218% (SOFR + 2.20%), 03/25/2031(b) (f)		684	704,289

	Principal Amount (000)		U.S. $ Value

Series 2021-2A, Class M1A 1.21% (SOFR + 1.20%), 06/25/2031(b) (f)	U.S.$	368	$368,885
Eagle RE Ltd. Series 2020-1, Class M1A 0.992% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (f)		375	374,094
Federal Home Loan Mortgage Corp. Series 2020-DNA5, Class M1 1.318% (SOFR + 1.30%), 10/25/2050(b) (f)		35	35,074
Series 2020-DNA6, Class M1 0.918% (SOFR + 0.90%), 12/25/2050(b) (f)		122	121,893
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(f)		242	244,985
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(f)		658	673,089
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4.992% (LIBOR 1 Month + 4.90%), 11/25/2024(f)		303	313,738
Series 2015-C01, Class 1M2 4.392% (LIBOR 1 Month + 4.30%), 02/25/2025(f)		82	83,519
Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		20	20,264
Series 2016-C03, Class 2M2 5.992% (LIBOR 1 Month + 5.90%), 10/25/2028(f)		276	291,587
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(f)		158	163,855
Home Re Ltd. Series 2020-1, Class M1B 3.342% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (f)		336	339,283
Series 2021-1, Class M1A 1.142% (LIBOR 1 Month + 1.05%), 07/25/2033(b) (f)		754	752,812
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.992% (LIBOR 1 Month + 1.90%), 11/26/2029(b) (f)		120	120,022
Oaktown Re V Ltd. Series 2020-2A, Class M1A 2.492% (LIBOR 1 Month + 2.40%), 10/25/2030(b) (f)		89	89,835

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(b) (f)	U.S.$	125	$123,660
Series 2019-3R, Class A 2.796% (LIBOR 1 Month + 2.70%), 10/27/2022(b) (f)		48	48,630
Radnor Re Ltd. Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (f)		192	192,075
Series 2019-2, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (f)		222	222,904
Series 2020-1, Class M1A 1.042% (LIBOR 1 Month + 0.95%), 01/25/2030(b) (f)		185	184,733
Triangle Re Ltd. Series 2020-1, Class M1A 3.092% (LIBOR 1 Month + 3.00%), 10/25/2030(b) (f)		182	182,571
Series 2021-1, Class M1A 1.792% (LIBOR 1 Month + 1.70%), 08/25/2033(b) (f)		494	493,884

			7,027,831

Agency Fixed Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs Series 5034, Class BI 4.50%, 11/25/2050(c)		1,558	299,986
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		470	482,931
Series 5008, Class AI 3.50%, 09/25/2050(c)		1,937	317,584
Series 5015, Class DI 4.00%, 09/25/2050(c)		2,251	379,406
Series 5049, Class CI 3.50%, 12/25/2050(c)		1,326	184,290
Federal National Mortgage Association REMICs Series 2014-54, Class LA 3.00%, 02/25/2044		62	63,115
Series 2020-89, Class KI 4.00%, 12/25/2050(c)		2,695	427,154

			2,154,466

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 0.573% (LIBOR 1 Month + 0.50%), 06/15/2039(f)		372	376,142
Series 4286, Class VF 0.523% (LIBOR 1 Month + 0.45%), 12/15/2043(f)		325	328,534

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2013-57, Class FN 0.442% (LIBOR 1 Month + 0.35%), 06/25/2043(f)	U.S.$	246	$247,124
Series 2014-49, Class AF 0.43% (LIBOR 1 Month + 0.32%), 08/25/2044(f)		428	427,182

			1,378,982

Non-Agency Floating Rate – 0.4%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.192% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (f)		72	72,819
Mello Warehouse Securitization Trust Series 2020-1, Class A 0.992% (LIBOR 1 Month + 0.90%), 10/25/2053(b) (f)		514	513,936
Series 2021-1, Class A 0.806% (LIBOR 1 Month + 0.70%), 02/25/2055(b) (f)		346	345,583

			932,338

Non-Agency Fixed Rate – 0.2%
Provident Funding Mortgage Warehouse Securitization Trust Series 2021-1, Class A 0.792%, 02/25/2055(b)		396	394,335

Total Collateralized Mortgage Obligations (cost $11,852,713)			11,887,952

AGENCIES – 2.1%
Agency Debentures – 2.1%
Federal Home Loan Bank 1.375%, 02/17/2023		750	764,356
2.50%, 02/13/2024		445	470,078
3.00%, 10/12/2021		1,450	1,462,000
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000	1,999,526
Federal National Mortgage Association 2.50%, 02/05/2024		810	853,764

Total Agencies (cost $5,450,467)			5,549,724

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 1.29% (LIBOR 3 Month + 1.16%), 07/20/2034(b) (f)		686	685,965

	Principal Amount (000)		U.S. $ Value

Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (f)	U.S.$	320	$320,641
Elevation CLO Ltd. Series 2020-11A, Class C 2.384% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (f)		250	243,267
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.258% (LIBOR 3 Month + 1.07%), 04/20/2034(b) (f)		453	452,938
Kayne CLO II Ltd. Series 2018-2A, Class AR 1.264% (LIBOR 3 Month + 1.08%), 10/15/2031(b) (f)		614	615,519
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.934% (LIBOR 3 Month + 1.75%), 07/15/2030(b) (f)		472	471,953
Neuberger Berman Loan Advisers Clo 42 Ltd. Series 2021-42A, Class A 1.241% (LIBOR 3 Month + 1.10%), 07/16/2035(b) (f)		799	799,054
OCP CLO Ltd. Series 2020-18A, Class AR 1.25% (LIBOR 3 Month + 1.09%), 07/20/2032(b) (f)		590	590,847
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (f)		130	129,604

Total Collateralized Loan Obligations (cost $4,314,476)			4,309,788

MORTGAGE PASS-THROUGHS – 1.0%
Agency Fixed Rate 30-Year – 0.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		1,036	1,107,551
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		803	915,628
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		39	45,211
Series 2009 5.00%, 10/15/2039		312	355,724

			2,424,114

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate 15-Year – 0.1%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025	U.S.$	46	$47,927
6.50%, 03/01/2026		66	68,820

			116,747

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 1.597% (LIBOR 6 Month + 1.31%), 01/01/2037(f)		1	1,102

Total Mortgage Pass-Throughs (cost $2,450,492)			2,541,963

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.8%
United States – 0.8%
California Earthquake Authority Series 2020B 1.227%, 07/01/2021		130	130,000
City of New York NY Series 2021D 0.982%, 08/01/2025		740	742,430
New Jersey Turnpike Authority Series 2021B 1.047%, 01/01/2026		125	124,514
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		280	283,563
State of California 5.70%, 11/01/2021		350	356,360
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035 569			586,839

Total Local Governments - US Municipal Bonds (cost $2,207,159)			2,223,706

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
China – 0.2%
Sinopec Group Overseas Development 2018 Ltd. 2.50%, 08/08/2024(b) (cost $515,219)		516	537,865

SHORT-TERM INVESTMENTS – 30.3%
U.S. Treasury Bills – 30.3%
U.S. Treasury Bill Zero Coupon, 07/22/2021-05/19/2022		77,930	77,919,065

	Principal Amount (000)		U.S. $ Value

Zero Coupon, 06/16/2022(g)	U.S.$	2,815	$2,813,084

Total Short-Term Investments (cost $80,736,844)			80,732,149

Total Investments – 98.8% (cost $262,889,434)(h)			263,510,057
Other assets less liabilities – 1.2%			3,283,551

Net Assets – 100.0%			$266,793,608

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	633	September 2021	$139,462,758	$(214,021)
U.S. Ultra Bond (CBT) Futures	3	September 2021	578,062	13,456
Sold Contracts
U.S. 10 Yr Ultra Futures	10	September 2021	1,472,031	(7,154)
U.S. T-Note 5 Yr (CBT) Futures	68	September 2021	8,393,219	17,780

				$(189,939)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	(1.00)%	Quarterly	0.48%	USD	12,500	$(320,424)	$(300,276)	$(20,148)
Sale Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.48	USD	2,221	45,848	22,474	23,374

						$(274,576)	$(277,802)	$3,226

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,830	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	$(59,798)	$—	$(59,798)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	295	$22,828	$20,596	$2,232
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	147	11,375	11,284	91
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	295	22,828	21,322	1,506
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	363	28,090	24,488	3,602
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	119	9,209	7,811	1,398
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	118	9,131	7,745	1,386
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	113	8,744	7,583	1,161
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	308	23,860	61,571	(37,711)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	308	23,860	61,523	(37,663)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,194	92,495	240,250	(147,755)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	597	46,297	117,901	(71,604)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	239	$18,534	$46,775	$(28,241)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	241	18,630	48,800	(30,170)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	289	22,388	49,793	(27,405)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	128	9,894	25,651	(15,757)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	308	23,860	62,452	(38,592)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	155	12,008	29,874	(17,866)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(792)	(466)	(326)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	19	(5,018)	(2,099)	(2,919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,035)	(4,105)	(5,930)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(3,961)	(1,836)	(2,125)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13	(3,433)	(1,592)	(1,841)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	21	(5,546)	(2,571)	(2,975)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15	(3,961)	(1,897)	(2,064)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3	(792)	(373)	(419)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14	(3,698)	(1,629)	(2,069)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	209	$(55,176)	$(12,011)	$(43,165)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	132	(34,848)	(10,329)	(24,519)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	168	(44,352)	(13,426)	(30,926)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	860	(227,040)	(57,376)	(169,664)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	445	(117,480)	(30,806)	(86,674)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	160	(42,240)	(23,733)	(18,507)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	133	(35,112)	(20,976)	(14,136)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	186	(49,104)	(29,757)	(19,347)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	58	(15,317)	(7,178)	(8,139)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40	(10,560)	(4,925)	(5,635)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	139	(36,695)	(16,594)	(20,101)

						$(301,129)	$601,740	$(902,869)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $45,171,336 or 16.9% of net assets.

(c)	IO - Interest Only.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	03/15/2021	$104,583	$104,608	0.04%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	03/09/2021	128,628	127,508	0.05%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	03/09/2021	18,511	18,401	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/06/2015	503,144	489,305	0.18%

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(g)	When-Issued or delayed delivery security.
(h)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,199,763 and gross unrealized depreciation of investments was $(1,728,520), resulting in net unrealized depreciation of $(528,757).

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$88,974,540	$—	$88,974,540
Commercial Mortgage-Backed Securities	—	17,960,065	250,517	18,210,582
Asset-Backed Securities	—	17,505,149	—	17,505,149
Inflation-Linked Securities	—	16,561,311	—	16,561,311
Corporates - Investment Grade	—	14,475,328	—	14,475,328
Collateralized Mortgage Obligations	—	11,887,952	—	11,887,952
Agencies	—	5,549,724	—	5,549,724
Collateralized Loan Obligations	—	4,309,788	—	4,309,788
Mortgage Pass-Throughs	—	2,541,963	—	2,541,963
Local Governments - US Municipal Bonds	—	2,223,706	—	2,223,706
Quasi-Sovereigns	—	537,865	—	537,865
Short-Term Investments	—	80,732,149	—	80,732,149

Total Investments in Securities	—	263,259,540	250,517	263,510,057
Other Financial Instruments(a):
Assets:
Futures	31,236	—	—	31,236
Centrally Cleared Credit Default Swaps	—	45,848	—	45,848
Credit Default Swaps	—	404,031	—	404,031
Liabilities:
Futures	(221,175)	—	—	(221,175)
Centrally Cleared Credit Default Swaps	—	(320,424)	—	(320,424)
Centrally Cleared Interest Rate Swaps	—	(59,798)	—	(59,798)
Credit Default Swaps	—	(705,160)	—	(705,160)

Total	$(189,939)	$262,624,037	$250,517	$262,684,615

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.